Exhibit 99.1

Volkswagen Auto Lease Trust 2011-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-28-13	PAGE 1

A.	DATES				Begin	End	# days
1	Determination Date					1/16/2014
2	Payment Date					1/21/2014
3	Collection Period				12/1/2013	12/28/2013	28
4	Monthly Interest Period- Actual				12/20/2013	1/20/2014	32
5	Monthly Interest- Scheduled						30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	213,000,000.00	—	—	—	—	—
7	Class A-2 Notes	360,000,000.00	—	—	—	—	—
8	Class A-3 Notes	335,000,000.00	11,267,409.94	—	11,267,409.94	—	—
9	Class A-4 Notes	92,000,000.00	92,000,000.00	—	19,014,453.99	72,985,546.01	0.7933212

10	Equals: Total Securities	$1,000,000,000.00	$103,267,409.94	$—	$30,281,863.93	$72,985,546.01

11	Overcollateralization	190,486,760.36	214,287,616.86			214,287,616.86

12	Total Securitization Value	$1,190,486,760.36	$317,555,026.80			$287,273,162.87

13	NPV Lease Payments Receivable	512,808,838.38	51,667,492.69			44,600,856.85
14	NPV Base Residual	677,677,921.98	265,887,534.11			242,672,306.02

					Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Libor Rate + Spread	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	0.46125%	N/A	—	—	—	—
16	Class A-2 Notes	1.00000%	N/A	—	—	—	—
17	Class A-3 Notes	1.20000%	N/A	11,267.41	0.0336341	11,278,677.35	33.6676936
18	Class A-4 Notes	1.39000%	N/A	106,566.67	1.1583333	19,121,020.66	207.8371811

	Equals: Total Securities			117,834.08		30,399,698.01

C.	COLLECTIONS AND AVAILABLE FUNDS
19	Lease Payments Received		5,952,378.80
20	Pull Ahead Waived Payments		—
21	Sales Proceeds - Early Terminations		11,464,678.61
22	Sales Proceeds via Customer - Scheduled Terminations		1,603,019.33
23	Sales Proceeds via Auction - Scheduled Terminations		3,173,732.55
24	Sales Proceeds via Dealer - Scheduled Terminations		10,589,446.27
25	Security Deposits for Terminated Accounts		6,000.00
26	Excess Wear and Tear Received		112,388.62
27	Excess Mileage Charges Received		87,754.55
28	Other Recoveries Received		97,399.38

29	Subtotal: Total Collections		33,086,798.11

30	Repurchase Payments		—
31	Postmaturity Term Extension		—
32	Investment Earnings on Collection Account		2,554.85

33	Total Available Funds, prior to Servicer Advances		33,089,352.96

34	Servicer Advance		—

35	Total Available Funds		33,089,352.96

36	Reserve Account Draw		—

37	Available for Distribution		33,089,352.96

D.	DISTRIBUTIONS
38	Payment Date Advance Reimbursement (Item 80)		—
39	Servicing Fee (Servicing and Administrative Fees paid pro rata):
40	ServicingFeeShortfallfromPriorPeriods		—
41	ServicingFeeDueinCurrentPeriod		264,629.19
42	ServicingFeeShortfall		—
43	Administration Fee (Servicing and Administrative Fees paid pro rata):
44	AdministrationFeeShortfallfromPriorPeriods		—
45	AdministrationFeeDueinCurrentPeriod		5,000.00
46	AdministrationFeeShortfall		—
47	Interest Paid to Noteholders		117,834.08
48	First Priority Principal Distribution Amount		—
49	Amount Paid to Reserve Account to Reach Specified Balance		—
50	Subtotal: Remaining Available Funds	32,701,889.69
51	Regular Principal Distribution Amount	30,281,863.93
52	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)		30,281,863.93
53	Other Amounts paid to Trustees		—

54	Remaining Available Funds		2,420,025.76

Volkswagen Auto Lease/Loan Underwritten Funding, LLC, as Transferor, has elected to exercise its option under Section 9.4 of the Trust Agreement and Section 10.1 of the Indenture to purchase the Trust SUBI Certificate immediately after the monthly payment of principal and interest on January 21, 2014 (the Redemption Date) and has deposited $ 72,985,546.01 into the collection account to redeem the balance of the Class A-4 Notes. Therefore, pursuant to Section 9.4 of the Trust Agreement and Section 10.1 of the Indenture, the Notes will be redeemed on the Redemption Date.

Volkswagen Auto Lease Trust 2011-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-28-13	PAGE 2

E.	CALCULATIONS

55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		103,267,409.94
57	Less: Aggregate Securitization Value (End of Collection Period)		(287,273,162.87)

58	First Priority Principal Distribution Amount (not less than zero)		—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		103,267,409.94
61	Less: First Priority Principal Distribution Amount		—
62	Less: Targeted Note Balance		(72,985,546.01)

63	Regular Principal Distribution Amount		30,281,863.93

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)		287,273,162.87
66	Less: Targeted Overcollateralization Amount (18% of Initial Securitization Value)		(214,287,616.86)

67	Targeted Note Balance		72,985,546.01

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)		33,089,352.96
70	Less: Payment Date Advance Reimbursement (Item 80)		—
71	Less: Servicing Fees Paid (Items 38, 39 and 40)		264,629.19
72	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
73	Less: Interest Paid to Noteholders (Item 45)		117,834.08
74	Less: 1st Priority Principal Distribution (Item 56)		—

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		32,701,889.69
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

77	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

78	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		32,701,889.69

79	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Payment Date Advance Reimbursement		—
83	Additional Payment Advances for current period		—

84	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT

85	Reserve Account Balances:
86	Targeted Reserve Account Balance		5,952,433.80
87	Initial Reserve Account Balance		5,952,433.80

88	Beginning Reserve Account Balance		5,952,433.80
89	Plus: Net Investment Income for the Collection Period		284.90

90	Subtotal: Reserve Fund Available for Distribution		5,952,718.70
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
92	Less: Reserve Account Draw Amount (Item 77)		—

93	Subtotal Reserve Account Balance		5,952,718.70
94	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		284.90

95	Equals: Ending Reserve Account Balance		5,952,433.80

96	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

		Units	Amounts
97	Current Period Net Residual Losses:
98	Aggregate Securitization Value for Scheduled Terminated Units - Customer	99	1,533,630.80
99	Aggregate Securitization Value for Scheduled Terminated Units - Auctions	233	3,522,438.99
100	Aggregate Securitization Value for Scheduled Terminated Units - Dealer	596	10,158,683.64
101	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units - Customer		(1,603,019.33)
102	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units - Auctions		(3,173,732.55)
103	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units - Dealer		(10,592,071.27)
104	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(60,966.14)
105	Less: Excess Wear and Tear Received		(112,388.62)
106	Less: Excess Mileage Received		(87,754.55)

107	Current Period Net Residual Losses/(Gains)	928	(415,179.03)

108	Cumulative Net Residual Losses:
109	Beginning Cumulative Net Residual Losses	12,069	(10,516,781.79)
110	Current Period Net Residual Losses (Item 101)	928	(415,179.03)

111	Ending Cumulative Net Residual Losses	12,997	(10,931,960.82)

112	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.92%

Volkswagen Auto Lease Trust 2011-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-28-13	PAGE 3

G.	POOL STATISTICS
				Initial	Current
113	Collateral Pool Balance Data
114	Aggregate Securitization Value			1,190,486,760	287,273,163
115	Aggregate Base Residual Value			797,991,518	253,681,783
116	Number of Current Contracts			50,109	15,472
117	Weighted Average Lease Rate			3.10%	3.18%
118	Average Remaining Term			27.5	6.3
119	Average Original Term			39.1	39.9
120	Proportion of Base Prepayment Assumption Realized				134.10%
121	Actual Monthly Prepayment Speed				1.52%
122	Turn-in Ratio on Scheduled Terminations				89.33%

		Sales Proceeds	Units	Book Amount	Securitization Value
123	Pool Balance - Beginning of Period		17,012	337,425,528	317,555,027
124	Depreciation/Payments			(5,336,384)	(4,026,290)
125	Gross Credit Losses		(14)	(300,417)	(319,372)
126	Early Terminations - Regular		(596)	(11,367,222)	(10,688,601)
127	Early Terminations - Lease Pull Aheads		(2)	(33,012)	(32,848)
129	Scheduled Terminations - Purchased by Customer	1,603,019	(99)	(1,600,988)	(1,533,631)
128	Scheduled Terminations - Sold at Auction	3,173,733	(233)	(3,738,133)	(3,522,439)
130	Scheduled Terminations - Purchased by Dealer	10,592,071	(596)	(10,644,972)	(10,158,684)

131	Pool Balance - End of Period		15,472	304,404,400	287,273,163

			Units	Securitization Value	Percentage
132	Delinquencies Aging Profile - End of Period
133	Current		15,201	282,535,236	98.35%
134	31 - 90 Days Delinquent		234	4,143,839	1.44%
135	91+ Days Delinquent		37	594,088	0.21%

136	Total		15,472	287,273,163	100.00%

				Units	Amounts
137	Credit Losses:
138	Aggregate Securitization Value on charged-off units			14	319,372
139	Aggregate Liquidation Proceeds on charged-off units				(128,129)
140	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			—	—
141	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
142	Recoveries on charged-off units				(17,613)

143	Current Period Aggregate Net Credit Losses/(Gains)			14	173,631

144	Cumulative Net Credit Losses:
145	Beginning Cumulative Net Credit Losses			492	3,283,482
146	Current Period Net Credit Losses (Item 136)			14	173,631

147	Ending Cumulative Net Credit Losses			506	3,457,113

148	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.29%

					Units
149	Aging of Scheduled Maturies Not Sold
150	0 - 60 Days since Contract Maturity				565
151	61- 120 Days since Contract Maturity				28
152	121+ Days since Contract Maturity				12

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2011-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 12-28-13	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Scheduled
Payment Date	Reduction (1)
2/20/2014	20,019,947
3/20/2014	20,456,517
4/20/2014	21,648,686
5/20/2014	21,648,548
6/20/2014	23,370,827
7/20/2014	24,306,217
8/20/2014	23,692,815
9/20/2014	14,009,600
10/20/2014	16,809,517
11/20/2014	15,787,120
12/20/2014	19,442,065
1/20/2015	21,084,601
2/20/2015	6,558,610
3/20/2015	5,620,882
4/20/2015	5,896,119
5/20/2015	3,473,941
6/20/2015	4,150,058
7/20/2015	4,354,231
8/20/2015	4,379,828
9/20/2015	4,923,000
10/20/2015	4,453,477
11/20/2015	1,150,766
12/20/2015	19,890
1/20/2016	15,194
2/20/2016	708
3/20/2016	—
4/20/2016	—
5/20/2016	—
6/20/2016	—
7/20/2016	—
8/20/2016	—
9/20/2016	—
10/20/2016	—
11/20/2016	—
12/20/2016	—
1/20/2017	—
2/20/2017	—
3/20/2017	—
4/20/2017	—
5/20/2017	—
6/20/2017	—
7/20/2017	—
8/20/2017	—
9/20/2017	—
10/20/2017	—
11/20/2017	—
12/20/2017	—
1/20/2018	—
2/20/2018	—
3/20/2018	—
4/20/2018	—
5/20/2018	—
6/20/2018	—
7/20/2018	—
8/20/2018	—
9/20/2018	—
10/20/2018	—
11/20/2018	—

Total:	287,273,163

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month